Reclassification of OCI (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income Net Of Tax [Line Items]
Balance at beginning of year	$ (362)			$ 3,128		$ (6,896)	$ (6,896)	$ 4,797
Other Comprehensive Income Before Reclassifications	2,976			113
Amounts Reclassified From Accumulated Other Comprehensive Income Net Of Tax	0	[1]		(627)	[1]
Net change in accumulated other comprehensive income	2,976			(514)
Balance at end of period	2,614		4,366	2,614		4,366	3,128	(6,896)	4,797
Income Tax Expense (Benefit)	(28,013)		25,116	12,727		67,487	84,656	82,360	69,269
Foreigh currency translation gain (loss), net of tax
Comprehensive Income Net Of Tax [Line Items]
Balance at beginning of year	(362)			2,874
Other Comprehensive Income Before Reclassifications	2,976			(260)
Amounts Reclassified From Accumulated Other Comprehensive Income Net Of Tax	0	[1]		0	[1]
Net change in accumulated other comprehensive income	2,976			(260)
Balance at end of period	2,614			2,614
Marketable securities, net of tax
Comprehensive Income Net Of Tax [Line Items]
Balance at beginning of year	0			254
Other Comprehensive Income Before Reclassifications	0			373
Amounts Reclassified From Accumulated Other Comprehensive Income Net Of Tax	0	[1]		(627)	[1]
Net change in accumulated other comprehensive income	0			(254)
Balance at end of period	0			0
Amounts Reclassified From Accumulated Other Comprehensive Income, before tax				964
Income Tax Expense (Benefit)				$ 337

[1]	The gain on marketable securities reclassified out of AOCI for the nine months ended September 30, 2013 is composed of a $964 gain and income tax expense of $337. The gain and income tax expense are included in “Other revenue” and “Provision for income taxes,” respectively, in the consolidated statements of income.